Financing Activities	12 Months Ended
Dec. 31, 2013
Financing Activities

14. FINANCING ACTIVITIES

AEP Common Stock

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2013, 2012 and 2011:

		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2010	501,114,881	20,307,725
Issued	2,644,579	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2011	503,759,460	20,336,592
Issued	2,245,502	-
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	-
Balance, December 31, 2013	508,113,964	20,336,592

Preferred Stock

In December 2011, AEP subsidiaries redeemed all of their outstanding preferred stock with a par value of $60 million at a premium, resulting in a $2.8 million loss, which is included in Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense on the statement of income.

Long-term Debt

The following details long-term debt outstanding as of December 31, 2013 and 2012:

	Weighted
	Average
	Interest
	Rate as of	Interest Rate Ranges as of		Outstanding as of
	December 31,	December 31,		December 31,
Type of Debt and Maturity	2013	2013	2012	2013	2012
				(in millions)
Senior Unsecured Notes (a)
2013-2043	5.45%	1.65%-8.13%	0.685%-8.13%	$11,799	$12,712

Pollution Control Bonds (b)
2013-2038 (c)	3.29%	0.02%-6.30%	0.11%-6.30%	1,932	1,958

Notes Payable (d)
2013-2032	4.17%	1.164%-8.03%	1.913%-8.03%	369	427

Securitization Bonds (e)
2013-2031	3.72%	0.88%-6.25%	0.88%-6.25%	2,686	2,281

Spent Nuclear Fuel Obligation (f)				265	265

Other Long-term Debt (a) (g)
2015-2059	1.41%	1.15%-13.718%	1.72%-13.718%	1,360	140

Fair Value of Interest Rate Hedges				(9)	3
Unamortized Discount, Net				(25)	(29)
Total Long-term Debt Outstanding				18,377	17,757
Long-term Debt Due Within One Year				1,549	2,171
Long-term Debt				$16,828	$15,586

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo and KPCo in the amounts of $300 million and $200 million, respectively, upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.

(d)       Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 16).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(g)       In 2013, PSO, TCC and TNC issued $50 million, $100 million and $75 million three-year credit facilities, respectively, to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2013 is payable as follows:

						After
	2014	2015	2016	2017	2018	2018	Total
	(in millions)
Principal Amount	$1,549	$2,519	$1,147	$1,724	$1,135	$10,328	$18,402
Unamortized Discount, Net							(25)
Total Long-term Debt Outstanding							$18,377

In January 2014 and February 2014, I&M retired $5 million and $19 million, respectively, of Notes Payable related to DCC Fuel.

In January 2014, TCC retired $112 million of its outstanding Securitization Bonds.

In January 2014, OPCo retired $225 million of 4.85% Senior Unsecured Notes due in 2014.

As of December 31, 2013, trustees held, on our behalf, $500 million of our reacquired Pollution Control Bonds.

Dividend Restrictions

Parent Restrictions

The holders of our common stock are entitled to receive the dividends declared by our Board of Directors provided funds are legally available for such dividends. Our income derives from our common stock equity in the earnings of our utility subsidiaries.

Pursuant to the leverage restrictions in our credit agreements, we must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements. None of AEP's retained earnings were restricted for the purpose of the payment of dividends.

Utility Subsidiaries' Restrictions

Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of our utility subsidiaries to transfer funds to us in the form of dividends. Specifically, several of our public utility subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%. As of December 31, 2013, the amount of restricted net assets of AEP's subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was approximately $6 billion.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock. This restriction does not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Lines of Credit and Short-term Debt

We use our commercial paper program to meet the short-term borrowing needs of our subsidiaries. The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds the majority of the nonutility subsidiaries. In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons. As of December 31, 2013, we had credit facilities totaling $3.5 billion to support our commercial paper program. The maximum amount of commercial paper outstanding during 2013 was $904 million and the weighted average interest rate of commercial paper outstanding during 2013 was 0.32%. Our outstanding short-term debt was as follows:

	December 31,
	2013		2012
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$700	0.23%	$657	0.26%
Commercial Paper	57	0.29%	321	0.42%
Line of Credit – Sabine (c)	-	-%	3	1.82%
Total Short-term Debt	$757		$981

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

(c)       This line of credit does not reduce available liquidity under AEP's credit facilities.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivable – AEP Credit

AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries. AEP Credit continues to service the receivables. These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase our operating companies' receivables and accelerate AEP Credit's cash collections.

In June 2013, we amended our receivables securitization agreement to extend through June 2014. The agreement provides a commitment of $700 million from bank conduits to purchase receivables. We amended a commitment of $385 million to now expire in June 2014. The remaining commitment of $315 million expires in June 2015. We intend to extend or replace the agreement expiring in June 2014 on or before its maturity.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2013	2012	2011
	(dollars in millions)
Effective Interest Rates on Securitization of
Accounts Receivable	0.23%	0.26%	0.27%
Net Uncollectible Accounts Receivable Written Off	$35	$29	$37

	December 31,
	2013	2012
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$929	$835
Total Principal Outstanding	700	657
Delinquent Securitized Accounts Receivable	45	37
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	16	21
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	331	316

Customer accounts receivable retained and securitized for our operating companies are managed by AEP Credit. AEP Credit's delinquent customer accounts receivable represents accounts greater than 30 days past due.

Appalachian Power Co [Member]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2013 and 2012:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2013 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and PSO must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. As of December 31, 2013, $12 million of I&M's retained earnings and none of APCo's or PSO's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP's subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP's nonutility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC. The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2013 and 2012 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2013 and 2012 are described in the following tables:

Year Ended December 31, 2013:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Year Ended December 31, 2012:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2013, 2012 and 2011 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In June 2013, AEP Credit amended its receivables securitization agreement to extend through June 2014. The agreement provides a commitment of $700 million from bank conduits to purchase receivables. AEP Credit amended a commitment of $385 million to now expire in June 2014. The remaining commitment of $315 million expires in June 2015. AEP Credit intends to extend or replace the agreement expiring in June 2014 on or before its maturity.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2013 and 2012 was as follows:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397

Indiana Michigan Power Co [Member]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2013 and 2012:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2013 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

In January 2014 and February 2014, I&M retired $5 million and $19 million, respectively, of Notes Payable related to DCC Fuel.

As of December 31, 2013, trustees held, on behalf of I&M and OPCo, $40 million and $460 million, respectively, of their reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and PSO must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. As of December 31, 2013, $12 million of I&M's retained earnings and none of APCo's or PSO's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP's subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP's nonutility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC. The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2013 and 2012 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2013 and 2012 are described in the following tables:

Year Ended December 31, 2013:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Year Ended December 31, 2012:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2013, 2012 and 2011 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In June 2013, AEP Credit amended its receivables securitization agreement to extend through June 2014. The agreement provides a commitment of $700 million from bank conduits to purchase receivables. AEP Credit amended a commitment of $385 million to now expire in June 2014. The remaining commitment of $315 million expires in June 2015. AEP Credit intends to extend or replace the agreement expiring in June 2014 on or before its maturity.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2013 and 2012 was as follows:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397

Ohio Power Co [Member]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2013 and 2012:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2013 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

In January 2014, OPCo retired $225 million of 4.85% Senior Unsecured Notes due in 2014.

As of December 31, 2013, trustees held, on behalf of I&M and OPCo, $40 million and $460 million, respectively, of their reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP's subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP's nonutility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC. The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2013 and 2012 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2013 and 2012 are described in the following tables:

Year Ended December 31, 2013:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Year Ended December 31, 2012:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

The activity in the above table does not include short-term lending activity of OPCo's former wholly-owned subsidiary, AGR. In January 2013, AGR became a participant in the Nonutility Money Pool. In November 2013, AGR's participation in the Nonutility Money Pool ended as AGR became a direct borrower from Parent. On December 31, 2013, OPCo contributed the assets and liabilities of AGR to Parent as part of corporate separation. For the year ended December 31, 2013, AGR had the following activity in the Nonutility Money Pool or from Parent:

					Borrowings
Year Ended	Maximum	Maximum	Average	Average	From as of
December 31, 2013	Borrowings From	Loans To	Borrowings From	Loans To	December 31, 2013
	(in thousands)
Nonutility Money Pool	$1,047	$1,027	$316	$208	$-
Parent	1,178	-	1,078	-	-	(a)

(a) The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2013, 2012 and 2011 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

AGR's maximum, minimum and average interest rates for funds either borrowed from or loaned to the Nonutility Money Pool or Parent for the year ended December 31, 2013 are summarized in the following table:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
Year Ended	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
December 31, 2013	Borrowed	Borrowed	Loaned	Loaned	Borrowed	Loaned
Nonutility Money Pool	0.66%	0.53%	0.35%	0.32%	0.58%	0.34%
Parent	0.34%	0.24%	-%	-%	0.28%	-%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In June 2013, AEP Credit amended its receivables securitization agreement to extend through June 2014. The agreement provides a commitment of $700 million from bank conduits to purchase receivables. AEP Credit amended a commitment of $385 million to now expire in June 2014. The remaining commitment of $315 million expires in June 2015. AEP Credit intends to extend or replace the agreement expiring in June 2014 on or before its maturity.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2013 and 2012 was as follows:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397

Public Service Co of Oklahoma [Member]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2013 and 2012:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2013 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and PSO must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. As of December 31, 2013, $12 million of I&M's retained earnings and none of APCo's or PSO's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP's subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP's nonutility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC. The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2013 and 2012 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2013 and 2012 are described in the following tables:

Year Ended December 31, 2013:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Year Ended December 31, 2012:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2013, 2012 and 2011 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In June 2013, AEP Credit amended its receivables securitization agreement to extend through June 2014. The agreement provides a commitment of $700 million from bank conduits to purchase receivables. AEP Credit amended a commitment of $385 million to now expire in June 2014. The remaining commitment of $315 million expires in June 2015. AEP Credit intends to extend or replace the agreement expiring in June 2014 on or before its maturity.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2013 and 2012 was as follows:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397

Southwestern Electric Power Co [Member]
Financing Activities

13. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Year Ended December 31,
Company	Series	2011
APCo	4.50%	177,465
I&M	4.12%	11,055
I&M	4.125%	55,257
I&M	4.56%	14,412
OPCo	4.08%	14,495
OPCo	4.20%	22,824
OPCo	4.40%	31,482
OPCo	4.50%	97,357
PSO	4.00%	44,508
PSO	4.24%	4,310
SWEPCo	4.28%	7,386
SWEPCo	4.65%	1,907
SWEPCo	5.00%	37,665

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2013 and 2012:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2013	2013	2012	2013	2012
Senior Unsecured Notes					(in thousands)
APCo (a)	2013-2038	5.88%	3.40%-7.95%	0.685%-7.95%	$2,893,220	$3,167,559
I&M	2014-2037	5.80%	3.20%-7.00%	5.05%-7.00%	1,246,235	1,171,080
OPCo (a)	2013-2035	5.87%	4.85%-6.60%	4.85%-6.60%	2,169,487	3,142,615
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,705	896,364
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,007	1,822,653

Pollution Control Bonds (b)
APCo	2013-2038 (c)	1.76%	0.05%-5.375%	0.12%-5.375%	532,500	532,500
I&M	2013-2025 (c)	3.79%	0.04%-6.25%	0.11%-6.25%	226,569	266,531
OPCo	2013-2042 (c)	3.57%	2.875%-5.80%	0.13%-5.80%	296,825	517,825
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
APCo (d)	2015	3.125%	3.125%		86,000	-
OPCo (a)	2015			5.25%	-	200,000

Notes Payable - Nonaffiliated
I&M	2013-2017	1.68%	1.164%-4.00%	1.913%-5.44%	177,540	224,376
SWEPCo	2024-2032	5.11%	4.58%-6.37%	4.58%-6.37%	85,125	88,375

Securitization Bonds
APCo (e)	2024-2031	2.77%	2.008%-3.772%		380,282	-
OPCo (e)	2018-2020	1.38%	0.958%-2.049%		267,403	-

Spent Nuclear Fuel Obligation (f)
I&M					265,391	265,249

Other Long-term Debt
APCo (a)	2015-2026	1.29%	1.188%-13.718%	13.718%	302,355	2,383
I&M	2015-2025	2.35%	1.67%-6.00%	1.72%-6.00%	123,281	130,430
OPCo	2028	1.15%	1.15%		1,460	-
PSO (g)	2016-2027	1.67%	1.491%-3.00%	3.00%	56,745	7,147

(a)       In July 2013, AGR, APCo, KPCo and OPCo entered into a $1 billion term credit facility due in May 2015 to provide liquidity during the corporate separation process. In 2013, OPCo borrowed $1 billion under the credit facility and retired other certain debt. On December 31, 2013, OPCo assigned the $1 billion in credit facility borrowings to AGR upon the transfer of OPCo's generation assets to AGR. Also on December 31, 2013, AGR subsequently assigned a portion of the borrowings to APCo in the amount of $300 million upon AGR's transfer of certain of those generation assets.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(d)       In 2013, APCo issued $86 million in Long Term Debt - Affiliated to AGR.

(e)       In 2013, APCo and OPCo issued $380 million and $267 million, respectively, of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 5).

(g)       In 2013, PSO issued a $50 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2013 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2014	$342,360	$294,845	$438,595	$34,115	$3,250
2015	908,562	267,729	131,504	427	306,750
2016	88,372	18,398	395,945	200,440	3,250
2017	273,492	7,310	46,387	454	253,250
2018	23,972	1,570	397,045	467	384,950
After 2018	2,564,396	1,453,359	1,331,217	767,201	1,093,875
Principal Amount	4,201,154	2,043,211	2,740,693	1,003,104	2,045,325
Unamortized Discount, Net	(6,797)	(4,195)	(5,518)	(3,294)	(1,993)
Total Long-term Debt
Outstanding	$4,194,357	$2,039,016	$2,735,175	$999,810	$2,043,332

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP's subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP's nonutility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC. The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2013 and 2012 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2013 and 2012 are described in the following tables:

Year Ended December 31, 2013:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Year Ended December 31, 2012:

					Net
					Loans to
	Maximum	Maximum	Average	Average	(Borrowings from)	Authorized
	Borrowings	Loans	Borrowings	Loans	the Utility	Short-term
	from the Utility	to the Utility	from the Utility	to the Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2013	2012	2011
Maximum Interest Rate	0.43%	0.56%	0.56%
Minimum Interest Rate	0.24%	0.39%	0.06%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2013, 2012 and 2011 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from the Utility Money Pool for			to the Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2013	2012	2011	2013	2012	2011
APCo	0.33%	0.47%	0.42%	0.33%	0.47%	0.32%
I&M	0.36%	-%	0.39%	0.32%	0.46%	0.38%
OPCo	0.33%	0.47%	0.45%	0.32%	0.47%	0.35%
PSO	0.34%	-%	0.41%	0.33%	0.46%	0.32%
SWEPCo	0.34%	0.53%	0.40%	0.36%	0.45%	0.33%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$414	$772	$198
I&M	70	-	20
OPCo	503	555	12
PSO	25	11	85
SWEPCo	5	977	174

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2013	2012	2011
		(in thousands)
APCo	$109	$123	$313
I&M	924	963	226
OPCo	233	1,038	820
PSO	58	435	250
SWEPCo	113	320	32

Short-term Debt

The Registrant Subsidiaries' outstanding short-term debt was as follows:

		December 31,
		2013		2012
		Outstanding	Interest	Outstanding	Interest
Company	Type of Debt	Amount	Rate (a)	Amount	Rate (a)
		(in thousands)		(in thousands)
SWEPCo	Line of Credit – Sabine	$-	-%	$2,603	1.82%

(a)		Weighted average rate.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In June 2013, AEP Credit amended its receivables securitization agreement to extend through June 2014. The agreement provides a commitment of $700 million from bank conduits to purchase receivables. AEP Credit amended a commitment of $385 million to now expire in June 2014. The remaining commitment of $315 million expires in June 2015. AEP Credit intends to extend or replace the agreement expiring in June 2014 on or before its maturity.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2013 and 2012 was as follows:

	December 31,
Company	2013	2012
	(in thousands)
APCo	$156,599	$153,719
I&M	139,257	123,447
OPCo	324,287	300,675
PSO	115,260	85,530
SWEPCo	149,337	132,449

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$6,471	$6,883	$9,612
I&M	6,510	6,121	6,168
OPCo	21,573	20,312	18,851
PSO	5,604	7,054	6,363
SWEPCo	5,917	6,140	5,672

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,442,983	$1,353,920	$1,248,253
I&M	1,458,803	1,344,260	1,323,068
OPCo	2,620,483	2,952,723	3,461,758
PSO	1,232,363	1,157,174	1,299,190
SWEPCo	1,533,840	1,481,925	1,495,397